Share Capital and Warrants - Narrative (Details) - CAD ($) $ / shares in Units, $ in Millions	2 Months Ended	3 Months Ended								12 Months Ended
	Feb. 13, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 07, 2022	Nov. 04, 2021
Disclosure of classes of share capital [Line Items]
Maximum percentage of preferred stock upon issuance or outstanding of common stock										20.00%
NCIB, shares redeemed, amount										$ 2,530.0	$ 265.0	$ 0.0
NCIB, reduction to contributed surplus										$ 1,571.0	$ 120.0
Preference shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)		36,000,000				36,000,000				36,000,000	36,000,000
Issued capital		$ 519.0				$ 519.0				$ 519.0	$ 519.0
Dividend Rate		5.05%	3.21%	2.35%	1.86%	1.92%	1.84%	1.80%	1.84%
Preference shares | Series 1 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)		10,740,000								10,740,000
Dividend Rate										2.58%
Preference shares | Series 1 First Preferred Shares | Government of Canada Bond
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread		173.00%								173.00%
Preference shares | Series 2 First Preferred Shares (1)
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)		1,260,000								1,260,000
Dividend Rate										5.86%
Preference shares | Series 2 First Preferred Shares (1) | 90-Day Government of Canada Treasury Bills
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread		173.00%								173.00%
Preference shares | Series 3 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)		10,000,000								10,000,000
Dividend Rate										4.69%
Preference shares | Series 3 First Preferred Shares | Government of Canada Bond
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread		313.00%								313.00%
Preference shares | Series 5 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)		8,000,000								8,000,000
Dividend Rate										4.59%
Preference shares | Series 5 First Preferred Shares | Government of Canada Bond
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread		357.00%								357.00%
Preference shares | Series 7 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)		6,000,000								6,000,000
Dividend Rate										3.94%
Preference shares | Series 7 First Preferred Shares | Government of Canada Bond
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread		352.00%								352.00%
Preference shares | First Preferred Shares
Disclosure of classes of share capital [Line Items]
Redeemable preferred shares, conversion term										5 years
Redeemable preferred shares, price per share										$ 25.00
Preference shares | Series 1 And 2 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Redeemable preferred shares, conversion term										5 years
Preference shares | Series 3 and 4 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Redeemable preferred shares, conversion term										5 years
Preference shares | Series 5 and 6 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Redeemable preferred shares, conversion term										5 years
Preference shares | Series 7 and 8 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Redeemable preferred shares, conversion term										5 years
Preference shares | Series 1, 3, 5, 7 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Redeemable preferred shares, conversion term										5 years
Preference shares | Series 4 First Preferred Shares | 90-Day Government of Canada Treasury Bills
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread		313.00%								313.00%
Preference shares | Series 6 First Preferred Shares | 90-Day Government of Canada Treasury Bills
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread		357.00%								357.00%
Preference shares | Series 8 First Preferred Shares | 90-Day Government of Canada Treasury Bills
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread		352.00%								352.00%
Preference shares | Series 2,4,6,8 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Redeemable preferred shares, price per share										$ 25.50
Second Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)		0				0				0	0
Common shares
Disclosure of classes of share capital [Line Items]
NCIB, reduction to contributed surplus										$ 1,571.0	$ 120.0
Purchase of Common Shares under NCIBs										112,489,000	17,026,000
Shares outstanding (in shares)		1,909,190,000				2,001,211,000				1,909,190,000	2,001,211,000	1,228,870,000
Issued capital		$ 16,320.0				$ 17,016.0				$ 16,320.0	$ 17,016.0	$ 11,040.0
Common shares | Original NCIB
Disclosure of classes of share capital [Line Items]
NCIB, shares authorized for repurchase (in shares)														146,500,000
NCIB, shares repurchased, price per share (in CAD per share)										$ 22.49	$ 15.56
NCIB, shares redeemed, amount										$ 2,500.0	$ 265.0
NCIB, reduction to contributed surplus										$ 1,600.0	$ 120.0
Common shares | Renewed NCIB
Disclosure of classes of share capital [Line Items]
NCIB, shares authorized for repurchase (in shares)													136,700,000
Common shares | Renewed NCIB | Potential ordinary share transactions
Disclosure of classes of share capital [Line Items]
NCIB, shares authorized for repurchase (in shares)	123,800,000
NCIB, shares redeemed, amount	$ 36.8
Purchase of Common Shares under NCIBs	1,400,000
Common Share Warrants
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)		55,720,000				65,119,000				55,720,000	65,119,000	0
Issued capital		$ 184.0				$ 215.0				$ 184.0	$ 215.0	$ 0.0
Exercise price of warrants issued (in CAD per share)										$ 6.54
Stock Option Plan
Disclosure of classes of share capital [Line Items]
Shares available for future issuance (in shares)		43,000,000				30,000,000				43,000,000	30,000,000